Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unaudited Quarterly Operating Results [Abstract]
Revenues	$ 2,842.3	$ 2,424.0	$ 2,209.2	$ 2,060.9	$ 2,323.1	$ 2,111.7	$ 1,980.7	$ 1,732.1	$ 9,536.4	$ 8,147.6	$ 6,632.5
Revenues less cost of sales (exclusive of depreciation and amortization)	796.5	696.1	642.7	607.9	671.3	624.0	583.1	499.4
Other costs (credits)	11.7	13.8	35.5	31.0	21.7	3.4	9.9	(1.5)
Net income attributable to noncontrolling interests	22.2	2.8	0	0					25.0	0	0
Net income attributable to Cameron stockholders	220.9	189.6	140.4	148.3	218.3	223.6	174.6	134.0	699.2	750.5	521.9
Net income	$ 243.1	$ 192.4	$ 140.4	$ 148.3					$ 724.2	$ 750.5	$ 521.9
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.96	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.91	$ 0.71	$ 0.54	$ 2.89	$ 3.05	$ 2.13
Diluted (in dollars per share)	$ 0.95	$ 0.78	$ 0.57	$ 0.60	$ 0.88	$ 0.90	$ 0.70	$ 0.54	$ 2.87	$ 3.02	$ 2.09